Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure
Schedule Of Fair Value Off Balance Sheet Risks Text Block
(In thousands)	December 31, 2015	December 31, 2014
Commitments to extend credit:
Credit card lines	$4,552,331	$4,450,284
Commercial and construction lines of credit	2,619,092	2,415,843
Other consumer unused credit commitments	262,685	269,225
Commercial letters of credit	2,040	2,820
Standby letters of credit	49,670	46,362
Commitments to originate or fund mortgage loans	21,311	25,919

Schedule Of Direct Exposure To The Puerto Rico Government By Maturity [Text Block]

(In thousands)	Investment Portfolio	Loans	Total Outstanding	Total Exposure
Central Government
Within 1 year	$-	$-	$-	$50,794
After 1 to 5 years	883	-	883	883
After 5 to 10 years	2,842	-	2,842	2,842
After 10 years	12,731	-	12,731	12,731
Total Central Government	16,456	-	16,456	67,250
Government Development Bank (GDB)
Within 1 year	4	-	4	4
After 1 to 5 years	1,579	-	1,579	1,579
After 5 to 10 years	44	-	44	44
Total Government Development Bank (GDB)	1,627	-	1,627	1,627
Public Corporations:
Puerto Rico Aqueduct and Sewer Authority
Within 1 year	-	15,000	15,000	42,186
After 10 years	479	-	479	479
Total Puerto Rico Aqueduct and Sewer Authority	479	15,000	15,479	42,665
Puerto Rico Electric Power Authority
Within 1 year	-	42,270	42,270	42,270
After 10 years	22	-	22	22
Total Puerto Rico Electric Power Authority	22	42,270	42,292	42,292
Puerto Rico Highways and Transportation Authority
After 5 to 10 years	4	-	4	4
Total Puerto Rico Highways and Transportation Authority	4	-	4	4
Municipalities
Within 1 year	2,920	52,488	55,408	69,006
After 1 to 5 years	13,655	130,935	144,590	144,590
After 5 to 10 years	20,020	138,187	158,207	158,207
After 10 years	20,325	123,371	143,696	143,696
Total Municipalities	56,920	444,981	501,901	515,499
Total Direct Government Exposure	$75,508	$502,251	$577,759	$669,337